UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

January 31, 2013

United Association S&P 500 Index Fund

Description	Shares	Value

Common Stock (99.1%)
Consumer Discretionary (11.3%)
Abercrombie & Fitch, Cl A	1,701	$85,050
Amazon.com*	3,521	934,826
Apollo Group, Cl A*	1,095	22,141
AutoNation*	435	21,098
Autozone*	346	127,916
Bed Bath & Beyond*	2,612	153,324
Best Buy	2,763	44,926
Big Lots*	653	20,994
BorgWarner*	1,027	76,183
Cablevision Systems, Cl A	2,123	31,081
CarMax*	1,775	69,971
Carnival	4,680	181,210
CBS, Cl B	5,879	245,272
Chipotle Mexican Grill, Cl A*	306	93,945
Coach	2,825	144,075
Comcast, Cl A	26,218	998,381
Darden Restaurants	1,883	87,560
Delphi Automotive	2,788	107,784
DIRECTV*	6,030	308,374
Discovery Communications, Cl A*	2,506	173,866
Dollar General*	2,647	122,344
Dollar Tree*	2,359	94,336
DR Horton	2,639	62,439
Expedia	907	59,182
Family Dollar Stores	976	55,339
Ford Motor	36,378	471,095
Fossil*	505	53,318
GameStop, Cl A	1,360	31,552
Gannett	2,255	44,266
Gap	2,834	92,615
Garmin	1,087	41,186
Genuine Parts	1,527	103,882
Goodyear Tire & Rubber*	2,373	32,652
H&R Block	2,840	64,667
Harley-Davidson	2,214	116,058
Harman International Industries	673	30,137
Hasbro	1,153	43,088
Home Depot	14,755	987,405
International Game Technology	2,752	42,298
Interpublic Group	4,457	53,974
JC Penney	1,466	29,804
Johnson Controls	6,512	202,458
Kohl’s	2,119	98,089
Leggett & Platt	1,351	39,773
Lennar, Cl A	1,554	64,553
Limited Brands	2,034	97,673
Lowe’s	10,908	416,577
Macy’s	4,095	161,793
Marriott International, Cl A	2,107	84,238
Mattel	3,404	128,092
McDonald’s	9,969	949,946
NetFlix*	529	87,412
Newell Rubbermaid	2,723	63,936
News, Cl A	19,589	543,399
Nike, Cl B	7,208	389,592
Nordstrom	530	29,272
Omnicom Group	2,641	143,354
O’Reilly Automotive*	1,262	116,924

Description	Shares	Value

PetSmart	1,138	$74,437
priceline.com*	495	339,307
PulteGroup*	3,172	65,787
Ralph Lauren, Cl A	640	106,547
Ross Stores	2,281	136,176
Scripps Networks Interactive, Cl A	910	56,211
Staples	6,476	87,296
Starbucks	7,207	404,457
Starwood Hotels & Resorts Worldwide	1,893	116,249
Target	6,536	394,840
Tiffany	1,251	82,253
Time Warner	9,329	471,301
Time Warner Cable, Cl A	2,952	263,732
TJX	7,469	337,449
TripAdvisor*	907	41,976
Urban Outfitters*	1,170	50,064
VF	862	127,214
Viacom, Cl B	4,686	282,800
Walt Disney	17,341	934,333
Washington Post, Cl B	48	18,512
Whirlpool	1,133	130,726
Wyndham Worldwide	1,412	78,776
Wynn Resorts	745	93,289
Yum! Brands	4,829	313,595

		15,184,022

Consumer Staples (10.6%)
Altria Group	20,230	681,346
Archer-Daniels-Midland	6,471	184,618
Avon Products	4,135	70,212
Beam	1,519	93,175
Brown-Forman, Cl B	1,490	96,403
Campbell Soup	1,788	65,637
Clorox	1,278	100,208
Coca-Cola	38,334	1,427,558
Coca-Cola Enterprises	2,957	103,111
Colgate-Palmolive	4,448	477,582
ConAgra Foods	4,050	132,394
Constellation Brands, Cl A*	1,714	55,465
Costco Wholesale	4,233	433,205
CVS	12,197	624,486
Dean Foods*	1,851	33,892
Dr. Pepper Snapple Group	2,124	95,729
Estee Lauder, Cl A	2,546	155,128
General Mills	6,374	267,326
Hershey	1,528	121,400
HJ Heinz	3,173	192,379
Hormel Foods	1,374	47,554
JM Smucker	1,076	95,366
Kellogg	2,443	142,915
Kimberly-Clark	3,872	346,583
Kraft Foods Group	5,835	269,694
Kroger	5,098	141,215
Lorillard	3,921	153,193
McCormick	1,313	81,866
Mead Johnson Nutrition, Cl A	2,031	154,356
Molson Coors Brewing, Cl B	1,565	70,707
Mondelez International, Cl A	16,989	472,124
Monster Beverage*	1,494	71,563
PepsiCo	15,370	1,119,704
Philip Morris International	16,695	1,471,831
Procter & Gamble	26,962	2,026,464

Schedule of Investments (Unaudited)

January 31, 2013

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Reynolds American	3,366	$148,037
Safeway	2,590	49,858
Sysco	5,895	187,284
Tyson Foods, Cl A	2,870	63,484
Walgreen	8,641	345,294
Wal-Mart Stores	16,529	1,156,204
Whole Foods Market	1,581	152,171

		14,178,721

Energy (11.1%)
Anadarko Petroleum	5,002	400,260
Apache	3,959	331,606
Baker Hughes	4,344	194,264
Cabot Oil & Gas	2,128	112,316
Cameron International*	2,307	146,056
Chesapeake Energy	5,330	107,559
Chevron	19,499	2,245,310
ConocoPhillips	11,980	694,840
Consol Energy	2,270	71,142
Denbury Resources*	3,827	71,297
Devon Energy	1,528	87,386
Diamond Offshore Drilling	681	51,136
Ensco, Cl A	2,272	144,431
EOG Resources	2,631	328,822
EQT	1,497	88,937
Exxon Mobil	45,231	4,069,433
FMC Technologies*	2,345	111,036
Halliburton	9,383	381,700
Helmerich & Payne	1,084	69,745
Hess	3,061	205,577
Kinder Morgan	6,214	232,776
Marathon Oil	6,997	235,169
Marathon Petroleum	3,468	257,360
Murphy Oil	1,927	114,695
Nabors Industries Ltd.*	2,748	45,809
National Oilwell Varco	4,166	308,867
Newfield Exploration*	1,335	39,382
Noble	2,458	99,549
Noble Energy	1,759	189,603
Occidental Petroleum	7,945	701,305
Peabody Energy	2,594	65,239
Phillips 66	6,412	388,375
Pioneer Natural Resources	1,229	144,457
QEP Resources	1,727	50,687
Range Resources	1,605	107,808
Rowan, Cl A*	1,210	41,721
Schlumberger	13,027	1,016,757
Southwestern Energy*	3,412	117,032
Spectra Energy	6,460	179,459
Tesoro	1,378	67,095
Valero Energy	5,552	242,789
Williams	6,391	224,005
WPX Energy*	1,900	28,557

		14,811,349

Financials (15.6%)
ACE	3,472	296,266
Aflac	4,664	247,472
Allstate	4,835	212,256
American Express	9,781	575,221
American International Group*	14,569	551,145
American Tower REIT	3,882	295,614
Ameriprise Financial	2,122	140,731

Description	Shares	Value

Aon	3,176	$183,382
Apartment Investment & Management REIT, Cl A	1,187	32,381
Assurant	913	34,913
AvalonBay Communities REIT	1,112	144,327
Bank of America	104,883	1,187,275
Bank of New York Mellon	11,762	319,456
BB&T	6,924	209,659
Berkshire Hathaway, Cl B*	17,952	1,740,087
BlackRock, Cl A (A)	1,252	295,823
Boston Properties REIT	1,455	153,182
Capital One Financial	5,668	319,222
CBRE Group, Cl A*	3,038	65,560
Charles Schwab	11,480	189,764
Chubb	2,658	213,464
Cincinnati Financial	1,583	67,183
Citigroup	28,325	1,194,182
CME Group, Cl A	3,134	181,270
Comerica	1,791	61,539
Discover Financial Services	5,446	209,072
E*Trade Financial*	2,219	23,543
Equity Residential REIT	2,991	165,672
Fifth Third Bancorp	9,623	156,759
First Horizon National	2,394	24,443
Franklin Resources	1,350	184,788
Genworth Financial, Cl A*	4,739	43,457
Goldman Sachs Group	4,297	635,354
Hartford Financial Services Group	4,066	100,837
HCP REIT	4,317	200,266
Health Care REIT	2,523	158,545
Host Hotels & Resorts REIT	6,819	114,491
Hudson City Bancorp	6,309	53,942
Huntington Bancshares	9,978	69,447
IntercontinentalExchange*	704	97,680
Invesco	5,046	137,503
JPMorgan Chase	36,989	1,740,332
KeyCorp	8,784	82,570
Kimco Realty REIT	3,828	79,508
Legg Mason	1,175	32,489
Leucadia National	1,941	49,398
Lincoln National	2,616	75,812
Loews	2,959	128,332
M&T Bank	1,199	123,125
Marsh & McLennan	5,204	184,638
McGraw-Hill	2,749	158,123
MetLife	10,097	377,022
Moody’s	1,855	101,691
Morgan Stanley	14,096	322,094
Nasdaq OMX Group	1,205	34,126
Northern Trust	2,262	116,425
NYSE Euronext	1,774	61,327
People’s United Financial	3,393	41,768
Plum Creek Timber REIT	1,551	74,727
PNC Financial Services Group (A)	5,166	319,259
Principal Financial Group	2,766	85,774
Progressive	5,794	130,307
ProLogis REIT	4,427	176,637
Prudential Financial	4,822	279,097
Public Storage REIT	1,473	226,739
Regions Financial	13,796	107,333
Simon Property Group REIT	3,090	494,956
SLM	5,126	86,578
State Street	4,773	265,617

Schedule of Investments (Unaudited)

January 31, 2013

United Association S&P 500 Index Fund — continued

Description	Shares	Value

SunTrust Banks	5,257	$149,141
T Rowe Price Group	2,428	173,481
Torchmark	964	53,704
Travelers	3,808	298,776
UnumProvident	1,092	25,455
US Bancorp	18,647	617,216
Ventas REIT	2,799	185,546
Vornado Realty Trust REIT	2,314	195,440
Wells Fargo	48,217	1,679,398
Weyerhaeuser REIT	5,143	154,907
XL Group, Cl A	3,063	84,906
Zions Bancorporation	1,556	36,286

		20,897,233

Health Care (12.4%)
Abbott Laboratories	15,703	532,018
AbbVie	15,703	576,143
Actavis*	1,281	110,666
Aetna	3,483	167,985
Agilent Technologies	3,283	147,012
Alexion Pharmaceuticals*	1,948	183,093
Allergan	2,958	310,620
AmerisourceBergen	2,548	115,603
Amgen	7,756	662,828
Baxter International	6,967	472,641
Becton Dickinson	2,050	172,282
Biogen Idec*	2,359	368,193
Boston Scientific*	14,136	105,596
Bristol-Myers Squibb	16,676	602,671
Cardinal Health	3,442	150,794
CareFusion*	2,172	67,419
Celgene*	4,260	421,570
Cerner*	1,418	117,056
Cigna	2,723	158,860
Coventry Health Care	1,376	63,062
Covidien	4,583	285,704
CR Bard	749	76,450
DaVita*	912	105,254
DENTSPLY International	1,773	74,040
Edwards Lifesciences*	1,130	101,621
Eli Lilly	10,286	552,255
Express Scripts*	8,164	436,121
Forest Laboratories*	2,970	107,811
Gilead Sciences*	15,426	608,556
Hospira*	1,558	53,159
Humana	1,615	120,091
Intuitive Surgical*	440	252,727
Johnson & Johnson	27,449	2,029,030
Laboratory Corp of America Holdings*	941	84,219
Life Technologies*	1,276	82,544
McKesson	2,419	254,551
Medtronic	9,872	460,035
Merck	31,509	1,362,764
Mylan*	4,231	119,610
Patterson	842	30,421
PerkinElmer	1,099	38,729
Perrigo	943	94,781
Pfizer	73,754	2,012,009
Quest Diagnostics	1,528	88,548
St. Jude Medical	3,045	123,931
Stryker	3,063	191,897
Tenet Healthcare*	940	36,500

Description	Shares	Value

Thermo Fisher Scientific	3,470	$250,326
UnitedHealth Group	9,950	549,340
Varian Medical Systems*	1,067	75,384
Waters*	868	79,483
WellPoint	2,953	191,413
Zimmer Holdings	1,703	127,044

		16,562,460

Industrials (10.1%)
3M	6,157	619,086
ADT	2,253	107,017
Avery Dennison	1,007	38,780
Boeing	6,457	476,978
Caterpillar	6,624	651,735
CH Robinson Worldwide	1,638	108,354
Cintas	1,087	45,937
CSX	10,258	225,984
Cummins	1,766	202,790
Danaher	5,548	332,492
Deere	3,885	365,423
Dover	1,786	123,556
Dun & Bradstreet	468	38,161
Eaton	4,343	247,334
Emerson Electric	7,077	405,158
Equifax	1,196	70,205
Expeditors International Washington	2,082	89,318
Fastenal	2,651	131,702
FedEx	2,772	281,219
Flowserve	526	82,461
Fluor	1,625	105,349
General Dynamics	3,260	216,138
General Electric	106,328	2,368,988
Honeywell International	7,698	525,312
Illinois Tool Works	4,212	264,640
Ingersoll-Rand	2,561	131,610
Iron Mountain	1,906	65,204
Jacobs Engineering Group*	1,208	58,117
Joy Global	1,053	66,518
L-3 Communications Holdings	960	72,883
Lockheed Martin	2,609	226,644
Masco	3,165	58,204
Norfolk Southern	2,679	184,503
Northrop Grumman	2,465	160,324
Paccar	3,408	160,380
Pall	1,137	77,657
Parker Hannifin	1,475	137,131
Pentair	2,097	106,276
Pitney Bowes	1,997	28,777
Precision Castparts	1,415	259,511
Quanta Services*	2,060	59,678
Raytheon	3,353	176,636
Republic Services, Cl A	3,144	100,262
Robert Half International	1,360	47,926
Rockwell Automation	1,588	141,634
Rockwell Collins	1,482	87,260
Roper Industries	928	108,994
Ryder System	495	28,106
Snap-on	567	45,938
Southwest Airlines	7,567	84,826
Stanley Black & Decker	1,607	123,466
Stericycle*	854	80,575
Textron	2,728	78,457

Schedule of Investments (Unaudited)

January 31, 2013

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Tyco International	4,507	$136,246
Union Pacific	4,684	615,758
United Parcel Service, Cl B	7,118	564,386
United Technologies	8,341	730,421
W.W. Grainger	800	174,256
Waste Management	4,615	167,894
Xylem	1,770	49,436

		13,520,011

Information Technology (18.2%)
Accenture, Cl A	6,498	467,141
Adobe Systems*	4,836	182,946
Advanced Micro Devices*	10,131	26,341
Akamai Technologies*	1,743	70,958
Altera	3,109	103,903
Amphenol, Cl A	1,604	108,382
Analog Devices	2,856	124,636
Apple Computer	9,510	4,329,998
Applied Materials	12,408	160,187
Autodesk*	2,064	80,248
Automatic Data Processing	4,850	287,557
BMC Software*	1,613	67,020
Broadcom, Cl A	5,035	163,386
CA	3,596	89,253
Cisco Systems	52,325	1,076,325
Citrix Systems*	2,112	154,514
Cognizant Technology Solutions, Cl A*	2,878	225,002
Computer Sciences	1,547	64,665
Corning	14,318	171,816
Dell	14,826	196,296
eBay*	11,456	640,734
Electronic Arts*	3,336	52,475
EMC*	20,407	502,216
F5 Networks*	752	78,870
Fidelity National Information Services	2,254	83,646
First Solar*	589	16,598
Fiserv*	1,352	108,579
FLIR Systems	1,504	35,750
Google, Cl A*	2,624	1,982,931
Harris	1,122	51,836
Hewlett-Packard	19,340	319,303
Intel	48,985	1,030,644
International Business Machines	10,515	2,135,281
Intuit	2,854	178,032
Jabil Circuit	1,821	34,435
JDS Uniphase*	2,174	31,545
Juniper Networks*	5,185	116,040
KLA-Tencor	1,294	71,054
Lam Research*	1,966	80,881
Linear Technology	2,238	81,956
LSI*	5,389	37,938
Mastercard, Cl A	1,056	547,430
Microchip Technology	1,866	62,418
Micron Technology*	9,030	68,267
Microsoft	74,518	2,047,009
Molex	1,331	36,150
Motorola Solutions	2,902	169,448
NetApp*	3,380	121,680
NVIDIA	6,102	74,810
Oracle	36,357	1,291,037
Paychex	3,180	103,763

Description	Shares	Value

Qualcomm	16,970	$1,120,529
Red Hat*	1,926	107,009
SAIC	2,726	32,985
Salesforce.com*	1,308	225,146
SanDisk*	1,044	52,190
Seagate Technology	3,503	119,032
Symantec*	7,089	154,328
TE Connectivity	4,133	160,691
Teradata*	1,621	108,056
Teradyne*	1,781	28,781
Texas Instruments	11,091	366,890
Total System Services	1,578	36,689
VeriSign*	1,559	67,676
Visa, Cl A	5,087	803,288
Western Digital	2,038	95,786
Western Union	4,839	68,859
Xerox	13,054	104,563
Xilinx	2,543	92,794
Yahoo!*	10,160	199,441

		24,288,063

Materials (3.4%)
Air Products & Chemicals	2,558	223,646
Airgas	692	65,906
Alcoa	10,155	89,770
Allegheny Technologies	1,009	31,935
Ball	1,524	67,849
Bemis	1,015	36,215
CF Industries Holdings	646	148,044
Cliffs Natural Resources	421	15,708
Dow Chemical	12,211	393,194
Eastman Chemical	1,353	96,266
Ecolab	2,591	187,588
EI du Pont de Nemours	7,770	368,687
FMC	1,374	84,460
Freeport-McMoRan Copper & Gold	9,394	331,138
International Flavors & Fragrances	792	55,781
International Paper	4,286	177,526
LyondellBasell Industries, Cl A	3,705	234,971
MeadWestvaco	1,643	51,508
Monsanto	5,255	532,594
Mosaic	2,720	166,600
Newmont Mining	4,840	207,926
Nucor	3,065	141,021
Owens-Illinois*	1,600	38,080
PPG Industries	1,245	171,648
Praxair	2,952	325,812
Sealed Air	1,838	34,407
Sherwin-Williams	850	137,819
Sigma-Aldrich	855	66,117
United States Steel	1,279	28,586
Vulcan Materials	1,271	71,888

		4,582,690

Telecommunication Services (2.9%)
AT&T	56,380	1,961,460
CenturyTel	6,119	247,514
Crown Castle International*	2,933	206,835
Frontier Communications	10,307	47,103
MetroPCS Communications*	2,900	29,087
Sprint-FON Group*	29,088	163,765
Verizon Communications	28,088	1,224,918

Schedule of Investments (Unaudited)

January 31, 2013

United Association S&P 500 Index Fund — concluded

Description	Shares	Value

Windstream	5,859	$57,067

		3,937,749

Utilities (3.5%)
AES	6,486	70,308
AGL Resources	1,153	48,195
Ameren	1,953	63,355
American Electric Power	4,836	219,022
CenterPoint Energy	4,290	87,688
CMS Energy	2,605	66,949
Consolidated Edison	2,965	168,649
Dominion Resources	5,756	311,457
DTE Energy	1,718	108,767
Duke Energy	7,055	484,961
Edison International	3,281	158,111
Entergy	1,766	114,084
Exelon	8,635	271,484
FirstEnergy	4,218	170,787
Integrys Energy Group	1,093	59,776
NextEra Energy	4,168	300,304
NiSource	2,876	77,738
Northeast Utilities	3,032	123,493
NRG Energy	3,172	76,128
Oneok	2,087	98,110
Pepco Holdings	2,350	45,872
PG&E	4,095	174,611
Pinnacle West Capital	1,117	59,625
PPL	7,455	225,812
Public Service Enterprise Group	5,088	158,644
SCANA	1,173	54,908
Sempra Energy	2,410	180,871
Southern	8,707	385,111
TECO Energy	2,214	39,343
Wisconsin Energy	2,334	92,030
Xcel Energy	4,954	137,622

		4,633,815

Total Common Stock (Cost $152,869,193)		132,596,113

Cash Equivalent (0.8%)
PNC Advantage Institutional Money Market Fund, 0.050% (B) (C) (Cost $1,021,158)	1,021,158	1,021,158

Total Investments – 99.9% (Cost $153,890,351)†		$133,617,271

Percentages are based on Net Assets of $133,770,309.

* Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	The rate reported is the 7-day effective yield as of January 31, 2013
(C)	Investment in affiliated security.
†	At January 31, 2013, the tax basis cost of the Fund’s investments was $157,200,462, and the unrealized appreciation and depreciation were $19,850,545 and $(43,433,736) respectively.

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

A list of the open long S&P 500 Index futures contracts held by the Fund at January 31, 2013 is as follows:

Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
17	$1,269,305	March 2013	$55,633

For the quarter ended January 31, 2013, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period.

As of January 31, 2013, all of the Fund’s investments are classified as Level 1. For the quarter ended January 31, 2013, there were no Level 3 securities.

During the quarter ended January 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

During the quarter ended January 31, 2013, there have been no significant changes to the Fund’s fair value methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

UAF-QH-003-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013